FINANCIAL INSTRUMENTS - Changes of financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
7% Convertible Debentures embedded derivative
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	$ 4,177
Financial liabilities, ending balance	5,608	$ 4,177
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Loss on fair value of 7% Convertible Debentures embedded derivative	$ 1,431	$ (6,800)